Trade Receivables - Group's trade receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 173,473	$ 112,019
Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Trade receivables	173,849	113,175
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Expected credit loss allowance	$ (376)	$ (1,156)	$ (519)